FINANCING AND LOANS - Composition of loans and financing by currency and indexer (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
FINANCING AND LOANS
Outstanding Balance	R$ 54,372,798	R$ 45,121,791
Proportion of debt (as percent)	100.00%	100.00%
Foreign Currency
FINANCING AND LOANS
Outstanding Balance	R$ 12,607,913	R$ 11,412,331
Proportion of debt (as percent)	23.19%	25.00%
EURO
FINANCING AND LOANS
Outstanding Balance	R$ 244,708	R$ 230,144
Proportion of debt (as percent)	0.45%	1.00%
IENE
FINANCING AND LOANS
Outstanding Balance		R$ 32,408
Other
FINANCING AND LOANS
Outstanding Balance		1,574
Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 34,253,818	R$ 25,275,099
Proportion of debt (as percent)	63.00%	56.00%
No index
FINANCING AND LOANS
Outstanding Balance	R$ 7,511,066	R$ 8,434,363
Proportion of debt (as percent)	13.81%	19.00%
No index | USD
FINANCING AND LOANS
Outstanding Balance	R$ 11,284,562	R$ 9,307,980
Proportion of debt (as percent)	20.75%	21.00%
LIBOR | USD
FINANCING AND LOANS
Outstanding Balance	R$ 1,078,643	R$ 1,840,224
Proportion of debt (as percent)	1.98%	4.00%
CDI (Interbank Deposit Certificate) | Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 10,649,257	R$ 12,159,697
Proportion of debt (as percent)	19.59%	27.00%
IPCA (consumer price index) | Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 189,649	R$ 369,100
Proportion of debt (as percent)	0.35%	1.00%
TJLP (long-term interest rate) | Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 6,515,226	R$ 6,809,224
Proportion of debt (as percent)	11.98%	15.00%
SELIC (Special Settlement and Custody System) | Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 13,278,510	R$ 1,782,785
Proportion of debt (as percent)	24.42%	4.00%
Other | Domestic currency
FINANCING AND LOANS
Outstanding Balance	R$ 3,621,176	R$ 4,154,293
Proportion of debt (as percent)	6.66%	9.00%